UNAUDITED CONDENSED CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CASHFLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
OPERATING ACTIVITIES
Net income	$ 44,259	$ 46,967
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	17,681	17,750
Amortization of deferred tax benefit on intragroup transfers	0	(270)
Amortization of deferred charges	437	428
Trade accounts receivable	131	663
Inventories	37	18
Prepaid expenses, accrued income and other assets	(571)	(557)
Amounts due from/to related parties	1,684	20,114
Trade accounts payable	314	(321)
Accrued expenses	1,511	(3,084)
Unrealized foreign exchange losses	1,413	4,738
Interest element included in obligations under capital leases	148	376
Other current liabilities	(3,213)	(5,998)
Net cash provided by operating activities	63,831	80,824
Investing activities
Additions to vessels and equipment	(40)	(713)
Restricted cash and short term investments	(799)	(499)
Net cash used in investing activities	(839)	(1,212)
Financing activities
Repayments of obligations under capital lease	(1,755)	(1,797)
Repayments of long-term debt	(24,627)	(23,399)
Non controlling interest dividend	(1,199)	(1,000)
Cash distributions paid	(34,292)	0
Repayment of owners' funding	0	(28,597)
Financing costs paid	0	(856)
Net cash used in financing activities	(61,873)	(55,649)
Net increase in cash and cash equivalents	1,119	23,963
Cash and cash equivalents at beginning of period	45,962	44,100
Cash and cash equivalents at end of period	$ 47,081	$ 68,063